Environmental Liabilities - Summary of Reconciliation of Environmental Liabilities (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	$ 1,173.6
Ending balance	1,677.7	$ 1,173.6
Environmental Liabilities [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	38.3	36.8
Payments	(3.2)	(5.6)
Accretion of discount	4.1	3.3
Revaluation for change in discount rate	(1.7)	3.8
Ending balance	37.5	38.3
Environmental Liabilities [Member] | The Companys Operation Site [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	33.8	32.7
Payments	(2.7)	(5.3)
Accretion of discount	3.7	3.0
Revaluation for change in discount rate	(1.5)	3.4
Ending balance	33.3	33.8
Environmental Liabilities [Member] | Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	4.5	4.1
Payments	(0.5)	(0.3)
Accretion of discount	0.4	0.3
Revaluation for change in discount rate	(0.2)	0.4
Ending balance	$ 4.2	$ 4.5